Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (4)		$ (14)	$ (141)
Reversal of provision (Provision)	$ 14	$ 10	10	127
Ending balance		$ (4)	$ (4)	$ (14)